Segment Information	12 Months Ended
Dec. 31, 2019
Segment Information
Segment Information

13. Segment Information

The Group operates and manages its business as a single segment. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group's chief operating decision maker ("CODM") for making decisions, allocating resources and assessing performance. The Group's CODM has been identified as the chief executive officer, who reviews the consolidated results of the Group as a whole when making decisions about allocating resources and assessing performance.

The following table summarizes the revenue information of the Group:

	Year Ended December 31,
	2017	2018	2019
	$	$	$
E-commerce	234,835,770	320,271,080	547,184,192
Online advertising	113,235,010	138,371,646	143,778,573
Listing	14,461,253	3,387,930	1,642,190
	362,532,033	462,030,656	692,604,955

Geographic

Substantially all of the Group's revenues from external customers are located in the PRC.

Major customers

There were no customers from whom revenue accounted for 10% or more of total revenue for the years ended December 31, 2017, 2018 and 2019, respectively.